Other Payables (Tables)	6 Months Ended
Jun. 30, 2026
Trade and other payables [abstract]
Schedule of other payables

	June 30,	December 31,
	2026	2025

Liabilities related to collaboration agreements	$98	$79
Staff cost liabilities	106	171
Accounts payable	116	145
Accrued R&D	340	410
Accrued interest on borrowings	7	—
Other liabilities	145	269
Total	$812	$1,074

Non-current other payables	$5	$5
Current other payables	807	1,069
Total	$812	$1,074